Debt - Credit agreement (Details) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2021	Jan. 19, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 16, 2021	Sep. 14, 2020	Apr. 15, 2020	Mar. 25, 2020
Debt
Number of shares in exchange of warrant exercise							8,000
Unamortized debt discount			$ 100			$ 545
Debt discount				$ 494	$ 494	1,697
Loss on extinguishment of debt, net				2,061	2,061	$ 7,715
Payment of credit agreement				$ 10,500	$ 10,500
Series G Warrants
Debt
Number of shares in exchange of warrant exercise					11,274
Credit agreement
Debt
Additional borrowing amount		$ 1,000								$ 1,000
Number of shares in exchange of warrant exercise									101,717
New debt fair value		10,000
Unamortized debt discount		500
Debt discount			500
Loss on extinguishment of debt, net		3,000	$ (3,000)
Credit facility bear interest			2.50%
Other noncash expense		$ 100
Payment of credit agreement	$ 10,500
Credit agreement | Series G Warrants
Debt
Number of shares in exchange of warrant exercise		20,000						24,000		24,000